Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.31%
Alabama–3.00%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,077,387
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,107,318
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	15,002,511
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,764,385
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,017,856
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	495,000
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,113,621
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,527,460
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,125,687
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	21,413,339
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,047,826
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,745,732
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	4,926,206
				91,364,328
Alaska–0.47%
Municipality of Anchorage AK; Series 2025, RB (INS - AGI)(b)(f)(g)	5.25%	02/01/2050	14,120	14,303,581
Arizona–2.80%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	661,869
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	883,721
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	932,983
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	502,966
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,709,863
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	1,976,544
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,374,599
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,565	5,600,929
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,161,800
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,098,962
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,012,885
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,139,707
Series 2017, Ref. RB	5.00%	11/15/2036	2,550	1,981,068
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,498,829
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,352,962
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,608,675
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.25%	01/01/2053	12,280	12,755,852
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,291,610
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	3,860	3,454,062
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	10,990	11,082,778
				85,082,664
Arkansas–0.49%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(e)	4.75%	09/01/2049	5,000	4,899,846
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	$5,000	$4,977,301
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,057,314
				14,934,461
California–9.71%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	32,868
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	4,919,693
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	1,973,754
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	10,000	10,499,208
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,176,294
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,274,933
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	27,695	5,040,496
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	2,016,365
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	8,823	8,765,821
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,440	3,410,604
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(e)	9.50%	01/01/2035	10,000	9,692,717
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	9,747,386
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,161,723
Series 2012, RB(b)(e)	5.00%	11/21/2045	6,705	6,350,375
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,196,121
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,793,337
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,262,001
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	5,971,732
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(h)	0.00%	06/01/2055	45,000	2,861,028
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	10,000	10,805,231
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2029	1,585	1,385,583
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(h)(i)	0.00%	08/01/2025	3,270	2,265,645
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2039	1,000	513,945
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,955,941
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,159,129
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	8,923,086
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGI)(f)	5.00%	08/01/2026	2,000	2,053,118
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2034	1,500	1,067,948
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,177
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	9,999,743
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	11,574,345
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,371,763
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,474,681
Los Angeles (City of), CA Department of Water & Power; Subseries 2002 A-6, Ref. VRD RB(j)	2.70%	07/01/2035	5,000	5,000,000
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,239,595
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2035	3,260	2,236,986
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,788,782
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	10,641,549
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2037	$1,170	$720,174
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2038	4,770	2,770,608
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2039	5,010	2,752,024
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2040	5,260	2,730,124
Series 2009 B, GO Bonds (INS - AGI)(f)(h)	0.00%	08/01/2041	5,520	2,699,381
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,012,993
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,093,791
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	14,902,786
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	8,942,534
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	14,747,782
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(g)(k)	5.50%	05/01/2055	10,000	10,383,948
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	1,595	1,595,248
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	4,915	5,226,307
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,952,763
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,783,205
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,900	3,710,717
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,205,381
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	970,779
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2027	7,865	7,320,600
				295,430,848
Colorado–2.42%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	857,770
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,407,598
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,492,898
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	12,399,059
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	3,974,719
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	5,958,866
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(f)	4.25%	12/01/2049	2,250	1,982,020
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,519,006
Series 2021 A, RB	4.00%	08/01/2051	9,000	7,620,746
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	7,848,194
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,515,929
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,195,397
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,916,675
				73,688,877
Connecticut–0.31%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,676,145
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	999,978
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,677,989
				9,354,112
District of Columbia–3.48%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,053,260
Series 2025, GO Bonds(g)	5.25%	01/01/2048	6,820	7,067,609
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(i)	5.00%	04/01/2027	1,180	1,224,637
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,950,615
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	$25,000	$6,300,900
Series 2006 C, RB(h)	0.00%	06/15/2055	34,000	3,355,939
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	8,517,991
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(f)(h)	0.00%	10/01/2037	17,565	9,518,974
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	22,155,692
Series 2024 A, Ref. RB(b)	5.25%	10/01/2049	5,250	5,332,713
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.00%	07/01/2047	11,675	11,905,607
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,434,223
Washington Metropolitan Area Transit Authority (Green Bonds);
Series 2023 A, RB	5.50%	07/15/2051	7,500	7,845,332
Series 2023 A, RB	5.25%	07/15/2053	10,000	10,243,782
				105,907,274
Florida–10.05%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	18,602,683
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,711,083
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,526,902
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	12,783,157
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,708,244
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,766,650
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $745,694)(c)(d)(e)	7.25%	05/15/2026	746	75
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,821,324)(c)(d)(e)	7.75%	05/15/2035	1,864	186
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	4,914,741
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	4,893,091
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	6,000	6,230,273
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.00%	07/01/2044	10,000	9,794,656
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.25%	07/01/2053	15,125	14,883,374
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	10,247,518
Series 2025, RB(a)(b)(e)	8.25%	08/13/2025	5,000	5,091,256
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(e)	10.00%	07/15/2028	5,000	5,107,585
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	8,854,915
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,936,263
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	4,400	3,754,458
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	9,858,516
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	8,940,658
Series 2024, RB(b)	5.25%	10/01/2051	10,000	10,120,027
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,728,645)(c)(d)	6.00%	04/01/2038	4,820	60,251
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(g)	5.50%	11/15/2054	15,000	15,799,166
JEA Water & Sewer System Revenue; Series 2025, RB(g)	5.25%	10/01/2055	11,070	11,479,370
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,570	3,637,170
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,847,250
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,789,980
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,371,443
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	11,470	11,608,192
Series 2024, RB(b)	5.25%	10/01/2054	5,000	5,009,808
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,489,206
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	$1,010	$1,009,957
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,029,551
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	15,000	12,833,683
Series 2019, RB(b)	5.00%	10/01/2049	5,000	4,892,732
Series 2021, RB	4.00%	10/01/2051	5,000	4,300,473
Series 2024 A, RB	5.25%	10/01/2054	8,400	8,653,093
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(f)	4.00%	10/01/2045	28,000	25,314,066
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	11,290	9,841,463
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(f)	5.00%	07/01/2035	3,350	3,352,252
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,263,664
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2025, Ref. RB	4.50%	10/01/2056	2,000	1,815,060
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,025,019
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,052,410
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,347,467
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	470,523
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	440,406
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	421,977
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	662,365
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	698,409
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	485,877
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(i)	6.00%	10/01/2029	3,000	3,318,581
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	985	961,876
				306,009,053
Georgia–2.63%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,138,463
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,217,084
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,277,418
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,590,452
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,692,658
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,540,729
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,007,004
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,205,078
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,271,280
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,236,395
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	7,970,455
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	8,720	9,210,300
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	6,646,890
				80,004,206
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	1,915,436
Hawaii–0.33%
Hawaii (State of);
Series 2015 A, RB(a)(b)(i)	5.00%	07/01/2025	5,030	5,036,871
Series 2025 A, RB(b)	5.25%	07/01/2051	5,000	5,067,831
				10,104,702
Idaho–0.18%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	5,265	5,367,683
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.97%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	$8,500	$8,652,355
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,462,314
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,575	1,575,885
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,120	1,120,150
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	210	147,193
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,509,949
Series 2022 A, RB(b)(g)(k)	5.25%	01/01/2053	15,000	14,955,138
Series 2022, RB(b)	5.00%	01/01/2048	5,000	4,919,286
Series 2024 A, RB(b)	5.50%	01/01/2059	10,750	11,080,428
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	4,970,983
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,731,847
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,791,051
Series 2023, RB	5.75%	04/01/2048	5,000	5,211,504
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	5,770,543
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	5,000	4,989,326
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	461	428,614
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,159,430
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	10,930,818
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,878,713
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,842,223
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,543,004
Series 2024 B, GO Bonds	5.25%	05/01/2045	4,000	4,082,312
Series 2024 C, GO Bonds	4.00%	10/01/2048	8,750	7,292,000
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,330,458
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,317
Illinois (State of) Finance Authority;
Series 2016 C, Ref. RB(i)	5.00%	02/15/2041	10,000	10,064,804
Series 2025, Ref. RB(e)	5.88%	09/01/2046	2,500	2,436,372
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,574,773)(d)	5.00%	11/01/2035	3,430	2,298,100
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,331,242)(d)	5.00%	11/01/2040	2,245	1,504,150
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	772	554,594
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,310,468
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	980,421
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,682,605
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	10,000	10,033,253
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,455,015
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	2,630	2,634,281
Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2032	2,395	2,398,726
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,471,613
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)	5.80%	03/01/2037	1,500	165,000
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,080,641
				181,716,884
Indiana–0.35%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,557,121
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,724,186
Series 2016, RB	5.00%	07/01/2041	1,500	1,515,146
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(e)	4.88%	01/01/2044	3,000	2,846,034
				10,642,487
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.58%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$5,000	$4,781,126
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(i)	5.00%	12/01/2032	10,215	11,490,152
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	974,755
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	310	310,000
				17,556,033
Kansas–0.09%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,436,086
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,159,663
				2,595,749
Kentucky–2.13%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	439,339
Series 2019, Ref. RB	4.00%	02/01/2036	380	354,642
Series 2019, Ref. RB	4.00%	02/01/2037	375	346,986
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,012,722
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	4,999,904
Kenton (County of), KY Airport Board; Series 2024 A, GO Bonds(b)	5.25%	01/01/2054	10,000	10,094,350
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	4,925,397
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,700,624
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,135,639
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,173,827
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,648,490
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,015,716
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	5,000	5,292,760
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,707,965
				64,848,361
Louisiana–1.48%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(f)	4.00%	12/01/2038	6,000	5,830,470
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.75%	09/01/2064	21,500	22,192,672
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(i)	5.50%	05/15/2026	1,010	1,034,111
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	11,951,869
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,923,260
				44,932,382
Maryland–1.32%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,899,683
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,650,117
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,229,518
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	3,988,362
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,402,752
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	4,933,972
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	11,500	11,255,387
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,943,290
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,488,427
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,229,166
				40,020,674
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.63%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2024 A, Ref. RB	5.25%	07/01/2052	$10,000	$10,463,546
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,542,350
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,014,721
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,099,257
Series 2018 J-2, RB	5.00%	07/01/2053	10,000	9,703,950
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,006,359
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,897,988
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,014,831
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,711,927
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(g)	4.00%	06/01/2050	10,000	9,045,329
				49,500,258
Michigan–0.59%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,209,845
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,222,188
Series 2020, RB	5.00%	05/15/2055	2,520	2,133,657
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,261,849
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,072,549
				17,900,088
Minnesota–0.23%
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	5,170	5,067,518
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,004,818
				7,072,336
Missouri–2.00%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(b)(f)	5.00%	03/01/2049	11,975	11,834,277
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,061,474
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	989,602
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,500,062
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,409,040
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,035	3,748,998
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,081,960
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,202,997
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(g)	5.00%	11/15/2047	15,540	15,347,184
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,749,948
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,041,941
				60,967,483
Nebraska–0.95%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,626,783
Omaha (City of), Airport Authority; Series 2024, RB (INS - AGI)(b)(f)	5.25%	12/15/2054	11,480	11,615,311
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,354,590
Series 2021 A, RB (INS - AGI)(f)	4.00%	02/01/2051	5,000	4,391,554
				28,988,238
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.15%
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(f)	3.00%	06/15/2044	$2,500	$1,946,988
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,594,021
				4,541,009
New Hampshire–0.85%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,583	4,503,528
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	984,277
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	595,100
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,476	6,095,689
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	2,000	1,855,900
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,975	4,388,278
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	10,235	5,424,602
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	2,100	2,127,223
				25,974,597
New Jersey–4.13%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(f)	5.75%	11/01/2028	4,935	5,179,515
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,149,538
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,595,958
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,500,395
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	13,225	13,780,065
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,189,093
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(f)(h)	0.00%	12/15/2026	10,000	9,519,012
Series 2006 C, RB (INS - NATL)(f)(h)	0.00%	12/15/2031	7,410	5,843,525
Series 2014, RN	5.00%	06/15/2032	3,000	3,136,526
Series 2019 BB, RB	5.00%	06/15/2044	5,000	4,988,144
Series 2019 BB, RB	4.00%	06/15/2050	6,930	5,850,614
Series 2020 AA, RB	4.00%	06/15/2050	10,000	8,442,444
Series 2022, RB(a)(i)	5.50%	12/15/2032	5,000	5,826,558
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,537,126
Series 2022 B, RB	5.25%	01/01/2052	12,000	12,367,444
Tender Option Bond Trust Receipts/Certificates;
Series 2025, RB(g)	5.00%	08/15/2053	10,000	10,240,655
Series 2025, RB(e)	13.63%	01/01/2055	2,010	2,286,676
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	4,937,274
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,372,036
				125,742,598
New York–12.12%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,215,649
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,112,298
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,505,618
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,293,221
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	3,971,487
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,345,384
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,309,170
Series 2024 A, Ref. RB	5.25%	11/15/2049	9,520	9,762,213
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,665,718
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	$5,250	$5,256,931
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,453,167
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,731,941
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,083,748
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	7,837,654
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	10,843,336
New York (City of), NY Municipal Water Finance Authority; Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,205,261
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,255,199
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,193,331
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,196,659
New York (State of) Dormitory Authority;
Series 2021, RB(a)(i)	4.00%	03/15/2032	630	660,769
Series 2021, RB	4.00%	03/15/2040	10,225	9,587,552
Series 2025 B, Ref. RB	5.00%	03/15/2052	7,000	7,130,443
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	500,868
Series 2024, RB (INS - AGI)(f)	5.50%	10/01/2054	1,000	1,045,028
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	8,620,531
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	9,824,217
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,684,379
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,606,871
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	8,709,870
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	8,917,004
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	9,015	9,014,919
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,012,403
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,234,941
Series 2020, RB(b)	4.38%	10/01/2045	4,165	3,693,537
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	20,000	20,980,550
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,178,081
Series 2024, RB(b)	5.50%	06/30/2054	6,000	6,053,368
Series 2024, RB(b)	5.50%	06/30/2060	10,000	10,016,687
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,435,413
Series 2023, RB(b)	6.00%	04/01/2035	10,000	10,862,437
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,067,622
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,312,521
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,756,324
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,001,560
Series 2024, Ref. RB (INS - AGI)(b)(f)(l)	5.00%	12/31/2054	1,500	921,946
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(f)	5.25%	12/31/2054	9,305	9,337,845
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,048,731
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,306,577
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	280	283,517
Series 2005 A, RB(e)(h)	0.00%	08/15/2045	53,370	15,883,168
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,286,462
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,159,113
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,103,839
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	$1,500	$1,553,971
Series 2025, RB (INS - AGI)(f)	4.50%	12/01/2056	1,500	1,380,902
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	17,562,410
				368,974,361
North Carolina–0.29%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,800,276
Series 2020, RB	5.00%	10/01/2040	1,050	1,000,367
Series 2020, RB	5.00%	10/01/2045	1,000	915,921
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(f)	5.00%	01/01/2038	5,000	5,160,093
				8,876,657
North Dakota–0.34%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,380,735
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,965	3,267,469
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,589,456
				10,237,660
Ohio–4.27%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,009,542
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,379,694
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	17,539,753
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	2,067,669
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,772,860
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(f)(h)	0.00%	11/15/2025	2,895	2,849,922
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.50%	01/01/2050	29,000	29,958,288
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,566,683
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,587,314
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	6,791,681
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	10,205,670
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,590,126
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,444,923
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,164,432
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,307,876
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	1,040	1,040,889
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(b)(e)	4.50%	01/15/2048	2,000	1,761,229
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,195,199
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,020
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,026,190
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,856,131
University of Cincinnati; Series 2024, RB(g)	5.25%	06/01/2054	8,725	9,007,282
				129,969,373
Oklahoma–1.61%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,510,821
Series 2018 B, RB	5.50%	08/15/2052	6,000	5,917,254
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	13,000	13,833,388
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,257,290
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,501,435
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)(i)	5.00%	06/01/2025	$5,000	$5,000,000
Tulsa Municipal Airport Trust Trustees; Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,500	4,923,863
				48,944,051
Oregon–0.86%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	955,055
Series 2018 A, RB	5.00%	05/15/2052	500	425,446
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	974,052
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,145,676
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,214,380
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,627,700
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	2,002,984
Portland (Port of), OR (Green Bonds);
Series 2024, RB(b)	5.25%	07/01/2054	10,500	10,626,468
Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,157,465
				26,129,226
Pennsylvania–4.65%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	16,290	15,760,670
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,592,601
Series 2022, Ref. RB	5.00%	05/01/2057	11,345	10,987,079
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,302,565
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	16,315	15,938,672
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	3,975	4,280,073
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(f)	5.00%	06/01/2032	5,000	5,060,488
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,695,801
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,136,967
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,517,285
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	9,933,194
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,049,444
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,353,254
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,137,958
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB (INS - AGI)(f)	5.25%	08/01/2054	10,000	10,335,534
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,143,708
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,376,715
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,797,479
Philadelphia Authority for Industrial Development; Series 2025, RB(g)	5.50%	07/01/2053	11,000	11,610,321
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/01/2026	2,360	2,406,328
				141,416,136
Puerto Rico–1.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,920	3,957,814
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,386
Series 2008 A, RB(h)	0.00%	05/15/2057	47,430	2,847,185
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	14,682,174
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,112,430
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	2,700	2,681,594
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	$1,583	$1,509,905
Series 2018 A-1, RB(h)	0.00%	07/01/2046	21,000	6,741,721
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,228,000
				42,025,209
Rhode Island–0.21%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	6,555	6,504,518
South Carolina–1.82%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,636,046
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,255	1,237,827
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,580,401
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	14,937,147
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,595,177
Series 2024, RB	5.50%	11/01/2050	5,000	5,183,284
Series 2024, RB	5.50%	11/01/2054	5,000	5,158,694
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,383,427
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,090	6,349,731
Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,347,080
				55,408,814
Tennessee–1.28%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,013,121
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(f)	5.25%	07/01/2049	1,250	1,267,588
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	4,951,153
Series 2022 B, RB(b)	5.50%	07/01/2052	11,250	11,609,416
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	962,122
Series 2014, RB	5.25%	12/01/2044	1,165	1,025,489
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,186,057
				39,014,946
Texas–10.39%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,490
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	16,016,986
City of San Antonio TX Electric & Gas Systems Revenue;
Series 2025, RB(g)	5.25%	02/01/2046	5,250	5,476,116
Series 2025, RB(g)(k)	5.50%	02/01/2050	5,000	5,282,199
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,001,126
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,011,255
County of Harris TX Toll Road Revenue; Series 2024, RB(g)(k)	5.25%	08/15/2054	8,720	9,072,932
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,053,650
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,571,501
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	8,711,090
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	16,110	14,001,077
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	8,858,725
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(f)	5.25%	08/15/2031	6,665	7,475,325
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,272,244
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	6,702,030
Harris County Hospital District; Series 2025, GO Bonds(g)	5.50%	02/15/2050	7,000	7,370,512
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	$8,750	$8,562,782
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	4,812,380
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,286,786
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,505,315
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,888,731
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,244,222
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(f)(h)	0.00%	09/01/2026	8,750	8,382,742
Series 2001 B, RB (INS - AGI)(f)(h)	0.00%	09/01/2027	3,600	3,328,900
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,589,983
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,256,084
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,213,774
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,395	1,395,115
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,564,754
Magnolia Independent School District;
Series 2023, GO Bonds(a)(i)	4.00%	08/15/2032	330	348,191
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,155,276
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	4,786,014
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	722	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	10,000	9,989,074
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,464,577
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,389,076
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $15,000)(d)	7.50%	11/15/2037	15	11,752
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $357,595)(d)	2.00%	11/15/2061	370	129,269
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,747,480
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	600	589,033
Series 2016 A, RB	5.38%	11/15/2036	865	752,250
Series 2016 A, RB	5.50%	11/15/2046	1,250	979,018
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,734,398
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,977,451
Series 2020, RB	5.25%	10/01/2055	5,000	4,285,194
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2036	3,400	3,415,536
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2028	12,800	11,741,932
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2029	2,165	1,915,656
Series 2008 D, Ref. RB (INS - AGI)(f)(h)	0.00%	01/01/2031	4,710	3,854,529
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,699,730
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	397,859
Series 2016, RB	5.75%	09/15/2036	145	145,847
San Antonio (City of), TX; Series 2024 D, Ref. RB	5.25%	02/01/2049	5,000	5,189,560
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2032	1,250	1,251,068
Series 2011, RB (INS - AGI)(f)	5.00%	10/01/2037	1,000	1,000,664
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,361,724
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	975,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	650,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	3,250,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,001,416
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$500	$444,234
Series 2020, Ref. RB	6.75%	11/15/2051	500	418,302
Series 2020, Ref. RB	6.88%	11/15/2055	500	419,748
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,405,554
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,059,770
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(h)	0.00%	08/15/2027	970	902,457
Series 2002, RB(h)(i)	0.00%	08/15/2027	30	27,990
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,380	16,707,035
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,254,865
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,891,154
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,125,695
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	10,940	10,424,460
				316,192,759
Utah–0.73%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	4,915,456
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	7,500	7,365,511
Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	9,858,636
				22,139,603
Virginia–0.69%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	937,535
Series 2016 A-2, RB(l)	7.13%	03/01/2059	2,293	1,943,033
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,581,604
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,802,797
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(b)	5.00%	12/31/2047	5,000	5,016,566
Series 2022, Ref. RB(b)	5.00%	12/31/2057	5,000	4,856,262
				21,137,797
Washington–1.72%
Seattle (Port of), WA; Series 2024, Ref. RB(b)	5.25%	07/01/2049	5,000	5,041,010
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,854,961
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	10,000	9,521,979
Series 2018, RB(g)(k)	5.00%	07/01/2058	16,500	15,551,088
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	6,446,290
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(i)	6.50%	07/01/2025	800	801,721
Series 2015 A, RB(a)(e)(i)	6.75%	07/01/2025	820	821,926
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,848,474
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.09%	03/20/2040	5,094	4,696,470
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,373,626
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	987,410
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2055	2,500	2,468,814
				52,413,769
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.38%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	$2,500	$2,521,077
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, RB(a)(b)(e)	5.45%	03/27/2035	1,000	994,757
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,256,048
				11,636,382
Wisconsin–2.19%
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	25,000	3,987,015
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,238,192
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,252,935
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	8,835,650
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,564,359
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	4,910,625
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	3,000	2,692,500
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,426,559
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,625,537
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,225,476
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,082,149
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,021,801
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,955,881
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,955	1,892,278
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	1,375	775,002
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	3,916,325
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	887,439
				66,652,223
Total Municipal Obligations (Cost $3,230,594,103)				3,144,139,886
			Shares
Exchange-Traded Funds–0.03%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(n)			17,000	851,618
TOTAL INVESTMENTS IN SECURITIES(o)–103.34% (Cost $3,231,466,713)				3,144,991,504
FLOATING RATE NOTE OBLIGATIONS–(4.93)%
Notes with interest and fee rates ranging from 2.52% to 2.70% at 05/31/2025 and contractual maturities of collateral ranging from 02/01/2046 to 11/01/2059(p)				(149,905,000)
OTHER ASSETS LESS LIABILITIES–1.59%				48,288,100
NET ASSETS–100.00%				$3,043,374,604
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $9,474,109, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $9,373,783, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $241,687,572, which represented 7.94% of the Fund’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Zero coupon bond issued at a discount.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $40,040,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(25,548)	$-	$851,618	$9,702

(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	7.59%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $207,459,120 are held by TOB Trusts and serve as collateral for the $149,905,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,143,992,693	$147,193	$3,144,139,886
Exchange-Traded Funds	851,618	—	—	851,618
Total Investments in Securities	851,618	3,143,992,693	147,193	3,144,991,504
Other Investments - Assets
Investments Matured	—	1,056,309	—	1,056,309
Total Investments	$851,618	$3,145,049,002	$147,193	$3,146,047,813
Invesco Municipal Income Fund